Deferred revenue	12 Months Ended
Dec. 31, 2025
Deferred revenue
Deferred Revenue

10. Deferred revenue

As of December 31,2024, the company has received $840,768 (US$584,477) of deposits for signed SFD® contracts that were started in 2025.  There is no deferred revenue at December 31, 2025.